Provisions, income tax liabilities and other liabilities - Reconciliation of Net Amount Recognized in Respect of Pension and Other Post-employment Benefit Plans (Details) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of net defined benefit liability (asset) [line items]
Actuarial losses/(gains) due to changes in financial assumptions		€ 11	€ (168)	€ 622
Pre-funded pension obligations		156	271	269
Obligations provided for		5,762	5,262	5,822	€ 6,430
UK
Disclosure of net defined benefit liability (asset) [line items]
Actuarial losses/(gains) due to changes in demographic assumptions		(50)	(11)	(54)
Actuarial losses/(gains) due to changes in financial assumptions		(210)	43	(1,143)
Remeasurement of net defined-benefit (asset)/ liability (actuarial gains and losses)		(212)	(44)	(131)
Plan assets | UK
Disclosure of net defined benefit liability (asset) [line items]
End of period		(204)
Pensions and other post-employment benefits
Disclosure of net defined benefit liability (asset) [line items]
Beginning of period		1,943	1,770
Current service cost	[1]	138	140	193
Interest (income)/cost	[1]	64	71	43
Plan amendments, curtailments or settlements not specified in the terms of the plan	[1]	(110)	(22)	(68)
Administration costs and taxes paid during the period	[1]	(13)	(7)	(6)
Contributions from plan members	[1]	5	6	6
Net obligation		1,832	1,937	1,752
Pre-funded pension obligations	[2]	156	271	269
Expense recognized directly in profit or loss	[1]	100	190	168
End of period		1,836	1,943	1,770
Remeasurement of net defined-benefit (asset)/ liability (actuarial gains and losses)	[1],[3]	(13)	171	(650)
Expense/(gain) for the period	[1]	87	361	(482)
Pensions and other post-employment benefits | UK
Disclosure of net defined benefit liability (asset) [line items]
Beginning of period		(61)	(95)
Current service cost		0	0	0
Contributions from plan members		0	0	0
Pre-funded pension obligations			66	99
Expense recognized directly in profit or loss		(1)	(5)	(13)
End of period		103	(61)	(95)
Remeasurement of net defined-benefit (asset)/ liability (actuarial gains and losses)		212	44	130
Pensions and other post-employment benefits | Present value of defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Beginning of period		8,930	8,651	12,175
Current service cost		138	140	193
Interest (income)/cost		335	346	206
Actuarial losses/(gains) due to changes in demographic assumptions		(45)	(34)	(219)
Actuarial losses/(gains) due to changes in financial assumptions		(380)	157	(3,006)
Actuarial losses/(gains) due to experience adjustments		(4)	256	177
Plan amendments, curtailments or settlements not specified in the terms of the plan	[3]	(181)	(36)	(229)
Plan settlements specified in the terms of the plan		(59)	(40)	(84)
Benefits paid		(502)	(483)	(463)
Changes in scope of consolidation and transfers		4	(14)	(114)
Currency translation differences		181	(13)	15
Increase (decrease) in net defined benefit liability (asset) resulting from reclassification, net defined benefit liability (asset)		(188)	0	0
End of period		8,229	8,930	8,651
Pensions and other post-employment benefits | Plan assets
Disclosure of net defined benefit liability (asset) [line items]
Beginning of period		(6,993)	(6,899)	(9,651)
Interest (income)/cost		(271)	(276)	(163)
Plan amendments, curtailments or settlements not specified in the terms of the plan		71	17	161
Plan settlements specified in the terms of the plan		58	40	84
Changes in scope of consolidation and transfers		20	8	32
Currency translation differences		(132)	(11)	52
Increase (decrease) in net defined benefit liability (asset) resulting from reclassification, net defined benefit liability (asset)		97	0	0
Difference between actual return and interest income on plan assets(c)	[4]	(416)	197	(2,398)
Administration costs and taxes paid during the period		(13)	(7)	(6)
Contributions from plan members		5	6	6
Employer’s contributions		127	122	238
Benefits paid		(456)	(446)	(426)
End of period		(6,397)	(6,993)	(6,899)
Pensions and other post-employment benefits | Plan assets | UK
Disclosure of net defined benefit liability (asset) [line items]
Difference between actual return and interest income on plan assets(c)		(204)
Pensions and other post-employment benefits | Effect of asset ceiling
Disclosure of net defined benefit liability (asset) [line items]
Beginning of period		6	18
End of period		4	6	18
Provisions for pensions and other post-employment benefits
Disclosure of net defined benefit liability (asset) [line items]
Obligations provided for		1,992	2,214	2,039	€ 2,947
Provisions for pensions and other post-employment benefits | Pensions and other post-employment benefits
Disclosure of net defined benefit liability (asset) [line items]
Obligations provided for		€ 1,992	€ 2,214	€ 2,039

[1]	(d) Benefit cost for the total Group including Opella on all the periods
[2]	(a)For 2023, this line includes €66 million of assets in the United Kingdom (versus €99 million for 2022); those amounts are not subject to any asset ceiling, in accordance with IFRIC 14.
[3]	(b)Amounts recognized in Other comprehensive income (see Note D.15.7.).
[4]	(c)In 2024, this line includes the effects of the partial buy-in in the United Kingdom for €(204) million.